Reclamation Provision - Schedule of Reclamation Provision (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Reclamation Provision [Abstract]
Balance, start of the year		$ 492,426
Acquisition of Reliant Ventures S.A.C.	$ 468,180
Additions		31,019
Accretion	8,237	30,200
Settlement		(5,569)
Change in estimate		46,268
Foreign exchange adjustment	16,009	56,095
Balance, end of the year	$ 492,426	$ 650,439